Events after the reporting period (Details) - USD ($)	Feb. 20, 2025	Feb. 17, 2025	Feb. 04, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 23, 2021
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements	$ 80,500,000
Dividends proposed or declared before financial statements net of treasury shares	$ 74,200,000
Shareholders agreed to distribute dividends				$ 261,000	$ 567,000	$ 639,000	$ 567,000
El Brocal
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements		$ 16,100,000
Senior Notes at 5.50 Percent Due 2026
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 550,000,000	$ 546,184,000	$ 544,062,000			$ 550,000,000
Borrowings rate of interest				5.50%				5.50%
Issue price (in percent)								99.14%
Issuance of Borrowings | Unsecured Senior Bonds At 6.800 Percent Due 2032
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 650,000,000
Borrowings rate of interest			6.80%
Issue price (in percent)			98.367%
Tender Offer of Borrowings | Senior Notes at 5.50 Percent Due 2026
Disclosure of non-adjusting events after reporting period [line items]
Borrowings amount repurchased			$ 401,392,000
Percentage on Notional Amount			72.98%